Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Financial Assets at Fair Value through Other Comprehensive Income

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Investments in debt instruments at FVTOCI
Corporate bonds	$51,790.0	$56,593.6
Agency bonds/Agency mortgage-backed securities	51,966.5	43,977.1
Government bonds	12,824.2	13,459.5
Asset-backed securities	10,815.9	8,368.3

	127,396.6	122,398.5

Investments in equity instruments at FVTOCI
Non-publicly traded equity investments	4,124.3	4,514.9
Publicly traded stocks	—	50.0

	4,124.3	4,564.9

	$131,520.9	$126,963.4

Current	$127,396.6	$122,448.5
Noncurrent	4,124.3	4,514.9

	$131,520.9	$126,963.4